SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15: SUBSEQUENT EVENTS

In accordance with ASC 855-10, “Subsequent Events”, we analyzed our operations subsequent to June 30, 2022 to August 15, 2022, the date when these consolidated financial statements were issued. Our Management determined that there were no reportable events that occurred during that subsequent period to be disclosed or recorded.

NOTE 17: SUBSEQUENT EVENTS

Management evaluated all additional events subsequent to the balance sheet date through to March 31, 2022, the date the consolidated financial statements were available to be issued, and determined the following items:

●	The Company issued 7,875 shares of Series B Preferred stock for $75,000
●	The Company fully redeemed all outstanding 37,625 shares of Series B Preferred stock for $487,730 – leaving no outstanding Preferred B shares issued as of the time of this report
●	The Company issued convertible notes a total of $959,313 with 33,196 shares of common stock, which the term of notes is 1 year and annual interest rate is 9%. Notes are convertible at the option of the holders after 6 months of issuance date of the note and conversion price are Conversion prices are based on the discounted (39% or 20% discount) lowest trading prices of the Company’s shares during 20 periods prior to conversion. Certain note has a floor price of $0.01.
●	On January 19, 2022, the Company entered into an Asset Purchase Agreement (the “Purchase Agreement”) with Centurion Holdings I, LLC, a Missouri limited liability company (“Centurion”) and certain other parties. Pursuant to the Purchase Agreement, Centurion sold, transferred, assigned, conveyed and delivered to the Company, and the Company purchased from Centurion, all right, title, and interest in and to certain assets in the Purchase Agreement (the “Assets”). In exchange for the Assets, the Company paid to Centurion (i) $250,000 payable in cash, (ii) $2,900,000 payable pursuant to a five year promissory note issued by the Company in favor of Centurion, which accrues interest at a rate of 8% per annum and (iii) $250,000 in the form of a contingent payment, as further described in the Purchase Agreement.